UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

AMENDMENT No. 1

to

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2010

The following amends the Form N-CSR filing dated September 28, 2010, Accession Number 0000751199-10-000003. This amended report on Form N-CSR relates solely to Item 1 for the Fidelity GNMA Fund series (the "Fund").

Item 1. Reports to Stockholders

Fidelity® GNMA Fund
(formerly Fidelity Ginnie Mae Fund)

Fidelity Intermediate
Government Income Fund

Annual Report

July 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity GNMA Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Intermediate Government Income Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
GNMA Fund	.45%
Actual		$ 1,000.00	$ 1,051.30	$ 2.29
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Intermediate Government Income Fund	.45%
Actual		$ 1,000.00	$ 1,037.20	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity GNMA Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® GNMA Fund	8.97%	6.54%	6.25%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® GNMA Fund on July 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital GNMA Index performed over the same period.

Annual Report

Fidelity GNMA Fund

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated solid gains during the 12-month period ending July 31, 2010, as evidenced by the 8.91% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, beneficiaries of strong demand for higher-yielding investments. The Barclays Capital U.S. Credit Bond Index rose 12.60% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 12.14%. The Barclays Capital U.S. Treasury Bond Index advanced 6.95%, with most of the gain coming in the second half of the period. That's when investors began to favor the relative safety of U.S. government bonds, as the economic outlook became less certain and deflation fears resurfaced. Mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 7.52%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.53%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from William Irving, Lead Portfolio Manager of Fidelity® GNMA Fund, and Franco Castagliuolo, who became Co-Portfolio Manager on December 1, 2009: For the year, the fund returned 8.97% and the Barclays Capital GNMA Index returned 8.34%. Security selection was the main contributor to the fund's outperformance of the index, particularly a focus on prepayment-resistant securities. Even though prepayment activity was slower than might have been expected, it still occurred. Furthermore, worries that prepayments would accelerate, given that mortgage rates had hit a near-50-year low, helped fuel demand for bonds less likely to prepay. In particular, the fund's overweighting in securities backed by loans with low remaining balances helped because they prepaid at comparatively slow speeds. Our bias toward GNMA securities backed by loans made in certain geographic regions where prepayments lagged also worked to our advantage. An out-of-index stake in securities backed by reverse mortgages was a plus. They were helped by the combination of their higher yields and their more-predictable levels of prepayment. Our use of dollar rolls also proved beneficial. These transactions allowed us to buy mortgage-backed securities and then settle them on a later date, usually at a profit to the fund. In terms of decisions detracting from the fund's relative performance, we're happy to say there weren't any major disappointments.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity GNMA Fund

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	4.4	2.1
4 - 4.99%	25.4	17.2
5 - 5.99%	34.6	40.0
6 - 6.99%	10.7	17.6
7% and over	1.5	1.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2010
6 months ago
Years	3.10	3.2

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of July 31, 2010
6 months ago
Years	2.6	2.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2010 * A	As of January 31, 2010 ** B
Mortgage Securities 100.8%	Mortgage Securities 103.4%
CMOs and Other Mortgage Related Securities 10.2%	CMOs and Other Mortgage Related Securities 6.3%
Short-Term Investments and Net Other Assets † (11.0)%	Short-Term Investments and Net Other Assets † (9.7)%

* GNMA Securities	101.4%	** GNMA Securities	104.9%
A Futures and Swaps	(0.5)%	B Futures and Swaps	(0.6)%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Fidelity GNMA Fund

Investments July 31, 2010

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 100.8%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 6.1%
1.742% 10/1/33 (c)	$ 1,542	$ 1,575
1.942% 10/1/33 (c)	86	89
1.953% 9/1/33 (c)	1,660	1,706
1.965% 3/1/35 (c)	8,638	8,902
1.969% 4/1/36 (c)	1,132	1,164
1.975% 12/1/34 (c)	203	208
1.989% 2/1/33 (c)	181	186
1.99% 3/1/35 (c)	162	167
2.031% 10/1/34 (c)	2,397	2,474
2.06% 2/1/35 (c)	11,286	11,614
2.125% 7/1/35 (c)	87	90
2.136% 3/1/35 (c)	32	33
2.47% 5/1/34 (c)	1,620	1,691
2.693% 7/1/36 (c)	479	499
2.799% 10/1/33 (c)	182	190
2.805% 7/1/35 (c)	12,492	13,028
2.817% 11/1/34 (c)	30,713	32,234
2.838% 11/1/36 (c)	3,601	3,769
2.905% 11/1/34 (c)	5,347	5,593
2.942% 9/1/35 (c)	6,167	6,493
2.962% 3/1/33 (c)	480	502
2.99% 11/1/36 (c)	861	904
3.01% 7/1/34 (c)	1,744	1,835
3.018% 1/1/35 (c)	820	855
3.037% 7/1/35 (c)	4,818	5,073
3.042% 2/1/34 (c)	60	63
3.093% 10/1/35 (c)	3,480	3,616
3.131% 8/1/35 (c)	1,072	1,122
3.213% 7/1/35 (c)	922	963
3.26% 9/1/34 (c)	454	471
3.308% 8/1/35 (c)	2,446	2,587
3.326% 5/1/35 (c)	1,423	1,484
3.358% 7/1/34 (c)	98	102
3.391% 4/1/35 (c)	3,013	3,153
3.407% 10/1/37 (c)	74	77
3.436% 9/1/36 (c)	1,357	1,417
3.488% 2/1/36 (c)	2,281	2,384
3.5% 8/1/25 (a)	12,000	12,343
3.633% 6/1/47 (c)	493	516
3.639% 9/1/35 (c)	967	1,010
4% 8/1/25 (a)	13,000	13,595
4% 8/1/25 (a)	80,000	83,663
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 8/1/40 (a)(b)	$ 120,000	$ 122,989
4% 8/1/40 (a)(b)	120,000	122,989
5.482% 9/1/34 (c)	1,136	1,202
5.5% 12/1/16 to 3/1/20	6,197	6,731
5.725% 3/1/36 (c)	1,527	1,630
6.5% 10/1/17 to 12/1/24	2,087	2,308
6.5% 8/1/40 (a)	16,000	17,544
7% 11/1/16 to 3/1/17	1,162	1,271
7.5% 9/1/10 to 4/1/17	512	552
8.5% 12/1/27	156	181
9.5% 9/1/30	15	19
10.25% 10/1/18	6	7
11.5% 11/1/14 to 7/1/15	11	13
12.5% 10/1/15 to 7/1/16	22	25
13.25% 9/1/11	7	8
		506,909
Freddie Mac - 0.7%
2.266% 7/1/36 (c)	5,457	5,668
2.415% 6/1/33 (c)	1,078	1,118
2.617% 5/1/35 (c)	1,701	1,783
2.625% 5/1/35 (c)	1,989	2,078
2.653% 6/1/33 (c)	3,020	3,158
2.738% 10/1/35 (c)	1,419	1,477
2.865% 11/1/35 (c)	1,218	1,272
3.093% 1/1/36 (c)	3,233	3,401
3.165% 1/1/35 (c)	2,762	2,894
3.221% 6/1/33 (c)	2,632	2,775
3.221% 3/1/35 (c)	4,356	4,560
3.32% 10/1/33 (c)	1,865	1,955
3.392% 3/1/37 (c)	417	431
3.396% 7/1/35 (c)	1,193	1,246
3.499% 10/1/36 (c)	1,366	1,418
3.538% 3/1/33 (c)	31	32
3.578% 8/1/34 (c)	409	429
3.682% 5/1/37 (c)	317	331
5.022% 12/1/35 (c)	8,254	8,617
5.264% 12/1/35 (c)	876	905
5.5% 11/1/17 to 1/1/25	6,823	7,371
5.581% 4/1/36 (c)	1,269	1,334
8.5% 5/1/17 to 6/1/25	35	39
9% 1/1/17 to 3/1/20	12	14
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
9.5% 7/1/30	$ 66	$ 78
10% 12/1/10 to 7/1/19	111	126
10.25% 11/1/16	6	7
12% 2/1/13 to 6/1/15	23	25
12.5% 11/1/12 to 5/1/15	21	23
13% 5/1/14 to 11/1/14	4	4
13.5% 9/1/14 to 12/1/14	2	3
		54,572
Ginnie Mae - 94.0%
3.5% 3/20/34	882	899
4% 11/20/33 to 10/15/39 (a)	3,648	3,780
4% 8/1/40 (a)	21,000	21,669
4% 8/1/40 (a)	50,000	51,593
4% 8/1/40 (a)	68,300	70,476
4% 8/1/40 (a)(b)	120,000	123,824
4% 8/1/40 (a)	7,000	7,223
4.5% 7/15/33 to 6/20/40 (g)	845,879	893,861
4.5% 8/1/40 (a)	195,000	205,207
4.5% 8/1/40 (a)	196,000	206,259
4.5% 8/1/40 (a)	182,000	191,527
4.5% 8/1/40 (a)	260,500	274,136
4.5% 8/1/40 (a)	162,000	170,791
4.5% 8/1/40 (a)	262,000	276,218
4.5% 8/1/40 (a)	12,000	12,651
4.5% 8/1/40 (a)	5,000	5,271
4.5% 8/1/40 (a)	157,000	165,520
4.5% 8/1/40 (a)	14,000	14,760
5% 8/15/18 to 6/15/40 (a)	1,113,809	1,203,370
5% 8/1/40 (a)	364,200	391,145
5% 8/1/40 (a)	3,000	3,222
5% 8/1/40 (a)	77,000	82,697
5% 8/1/40 (a)	95,000	102,029
5% 8/1/40 (a)	55,000	59,069
5% 8/1/40 (a)	110,000	118,138
5% 8/1/40 (a)(b)	120,000	129,076
5% 8/1/40 (a)	122,000	131,227
5% 8/1/40 (a)	7,000	7,529
5% 8/1/40 (a)	7,000	7,529
5% 8/1/40 (a)	13,000	13,983
5% 8/1/40 (a)	9,000	9,681
5% 8/1/40 (a)	6,000	6,454
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5% 8/1/40 (a)	$ 8,000	$ 8,605
5% 8/1/40 (a)	7,000	7,529
5.251% 7/1/60 (f)	46,650	51,435
5.39% to 5.391% 11/20/59 to 12/20/59 (f)	114,236	126,753
5.46% 12/20/59 (f)	30,726	33,953
5.5% 12/20/18 to 9/15/39	839,309	917,271
5.5% 8/1/40 (a)	55,000	59,692
5.5% 8/1/40 (a)	92,000	99,976
5.5% 8/1/40 (a)	137,000	148,877
5.5% 8/1/40 (a)	22,000	23,907
5.5% 8/1/40 (a)	30,000	32,601
5.5% 8/1/40 (a)	6,000	6,520
5.5% 8/1/40 (a)	8,500	9,237
5.5% 12/20/59 (f)	26,269	29,247
6% 8/15/17 to 11/15/39	655,002	724,162
6% 6/1/40 (a)(b)	2,000	2,186
6% 7/1/40 (a)(b)	10,000	10,962
6% 8/1/40 (a)	3,600	3,939
6% 8/1/40 (a)	4,000	4,374
6.45% 10/15/31 to 11/15/32	1,435	1,609
6.5% 12/15/24 to 12/20/39	340,604	377,176
7% 10/20/16 to 9/20/34	65,324	73,045
7.25% 9/15/27	119	135
7.395% 6/20/25 to 11/20/27	1,361	1,538
7.5% 5/15/17 to 9/20/32	26,956	30,828
8% 8/15/18 to 7/15/32	7,090	8,140
8.5% 5/15/16 to 2/15/31	1,873	2,103
9% 5/15/14 to 5/15/30	967	1,119
9.5% 12/20/15 to 4/20/17	299	337
10.5% 1/15/14 to 10/15/18	378	433
13% 2/15/11 to 1/15/15	47	53
13.5% 1/15/15	3	4
		7,758,560
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,048,771)		8,320,041
Collateralized Mortgage Obligations - 10.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 10.1%
Fannie Mae:
floater Series 2006-56 Class PF, 0.6788% 7/25/36 (c)	$ 23,824	$ 23,709
sequential payer Series 2010-50 Class FA, 0.6788% 1/25/24 (c)	8,098	8,120
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	2,001	152
target amortization class Series G94-2 Class D, 6.45% 1/25/24	1,175	1,199
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (d)	1,551	312
Series 339 Class 5, 5.5% 8/1/33 (d)	2,455	451
Series 343 Class 16, 5.5% 5/1/34 (d)	1,854	361
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2006-93 Class FN, 0.7288% 10/25/36 (c)	21,188	21,094
Series 2008-76 Class EF, 0.8288% 9/25/23 (c)	10,202	10,198
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2861 Class JF, 0.6409% 4/15/17 (c)	869	870
Series 3094 Class UF, 0% 9/15/34 (c)	73	73
Series 3247 Class F, 0.6909% 8/15/36 (c)	25,487	25,277
Series 3279 Class FB, 0.6609% 2/15/37 (c)	8,119	8,096
Series 3346 Class FA, 0.5709% 2/15/19 (c)	83,390	83,359
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	2,221	2,602
Series 40 Class K, 6.5% 8/17/24	1,008	1,131
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	4,596	5,309
Series 2601 Class TI, 5.5% 10/15/22 (d)	7,678	572
Series 3427 Class FX, 0.4909% 8/15/18 (c)	49,726	49,548
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	34,489	37,596
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2001-22 Class FM, 0.6881% 5/20/31 (c)	427	427
Series 2002-41 Class HF, 0.7409% 6/16/32 (c)	490	492
Series 2010-H03 Class FA, 0.8881% 3/20/60 (c)(f)	23,947	24,291
floater 0.6381% 1/20/31 (c)	11,500	11,507
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	$ 10,517	$ 11,646
Series 1994-4 Class KQ, 7.9875% 7/16/24	687	810
Series 2000-26 Class PK, 7.5% 9/20/30	1,828	2,157
Series 2002-50 Class PE, 6% 7/20/32	13,624	15,134
Series 2003-70 Class LE, 5% 7/20/32	44,000	48,163
Series 2004-19:
Class DJ, 4.5% 3/20/34	874	900
Class DP, 5.5% 3/20/34	3,895	4,292
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	25,092
Series 2004-98 Class IG, 5.5% 2/20/30 (d)	556	2
Series 2005-17 Class IA, 5.5% 8/20/33 (d)	2,794	90
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,022
Series 2005-54 Class BM, 5% 7/20/35	9,658	10,530
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,355
Series 2006-50 Class JC, 5% 6/20/36	11,780	12,981
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	21,169
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	507	575
Series 1998-23 Class ZB, 6.5% 6/20/28	7,660	8,555
Series 2001-40 Class Z, 6% 8/20/31	4,966	5,495
Series 2001-49 Class Z, 7% 10/16/31	2,175	2,491
Series 2002-18 Class ZB, 6% 3/20/32	4,992	5,526
Series 2002-29:
Class SK, 8.25% 5/20/32 (c)(e)	222	250
Class Z, 6.5% 5/16/32	6,970	7,869
Series 2002-33 Class ZJ, 6.5% 5/20/32	4,155	4,592
Series 2002-42 Class ZA, 6% 6/20/32	3,201	3,539
Series 2002-43 Class Z, 6.5% 6/20/32	7,604	8,561
Series 2002-45 Class Z, 6% 6/20/32	1,803	2,002
Series 2002-49 Class ZA, 6.5% 7/20/32	26,920	30,330
Series 2003-75 Class ZA, 5.5% 9/20/33	12,405	13,549
Series 2004-46 Class BZ, 6% 6/20/34	14,392	16,064
Series 2004-65 Class VE, 5.5% 7/20/15	3,149	3,439
Series 2004-86 Class G, 6% 10/20/34	6,273	7,219
Series 2005-28 Class AJ, 5.5% 4/20/35	26,841	30,255
Series 2005-47 Class ZY, 6% 6/20/35	5,422	6,543
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,100
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,820
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
Series 1995-6 Class Z, 7% 9/20/25	$ 1,407	$ 1,433
Series 2003-42 Class FH, 0.7881% 5/20/33 (c)	4,793	4,808
Series 2003-92 Class SN, 6.0891% 10/16/33 (c)(d)(e)	18,246	2,058
Series 2004-32 Class GS, 6.1591% 5/16/34 (c)(d)(e)	1,731	300
Series 2004-59 Class FC, 0.6409% 8/16/34 (c)	9,458	9,425
Series 2005-41 Class F, 0.6381% 5/20/35 (c)	24,281	24,137
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,203
Series 2006-13 Class DS, 10.5928% 3/20/36 (c)(e)	32,322	37,473
Series 2007-35 Class SC, 38.1544% 6/16/37 (c)(e)	9,861	16,845
Series 2008-88 Class BZ, 5.5% 5/20/33	49,024	53,199
Series 2010-H010 Class FA, 0.6681% 5/20/60 (c)(f)	16,978	17,052
0.6416% 8/1/60 (a)(c)(f)	19,937	20,024
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $781,156)		831,820
Commercial Mortgage Securities - 0.1%

Fannie Mae subordinate REMIC pass-thru certificates:
Series 1998-M3 Class IB, 0.9079% 1/17/38 (c)(d)	6,634	105
Series 1998-M4 Class N, 1.0118% 2/25/35 (c)(d)	1,599	6
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.8587% 9/16/41 (c)(d)	87,999	1,693
Series 2001-12 Class X, 0.6748% 7/16/40 (c)(d)	28,038	519
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-81 Class IO, 1.5829% 9/16/42 (c)(d)	92,990	3,000
Series 2002-62 Class IO, 1.2434% 8/16/42 (c)(d)	57,075	1,901
Series 2002-85 Class X, 1.624% 3/16/42 (c)(d)	59,937	2,917
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,965)		10,141
Cash Equivalents - 33.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) # (Cost $2,788,212)	$ 2,788,262	$ 2,788,212
TOTAL INVESTMENT PORTFOLIO - 144.8% (Cost $11,638,104)		11,950,214
NET OTHER ASSETS (LIABILITIES) - (44.8)%		(3,698,023)
NET ASSETS - 100%		$ 8,252,191
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.8225% with Credit Suisse First Boston	April 2020	$ 43,200	$ (4,137)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,882,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,788,212,000 due 8/02/10 at 0.21%
Banc of America Securities LLC	$ 189,829
Bank of America NA	94,969
Deutsche Bank Securities, Inc.	712,269
Goldman, Sachs & Co.	189,938
ING Financial Markets LLC	498,817
J.P. Morgan Securities, Inc.	29,236
Merrill Lynch Government Securities, Inc.	170,945
Mizuho Securities USA, Inc.	759,755
Morgan Stanley & Co., Inc.	94,969
RBC Capital Markets Corp.	47,485
$ 2,788,212

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,930
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,144
Cost of Purchases	-
Proceeds of Sales	(15,074)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ -	$ (4,137)
Total Value of Derivatives	$ -	$ (4,137)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity GNMA Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $2,788,212) - See accompanying schedule: Unaffiliated issuers (cost $11,638,104)		$ 11,950,214
Commitment to sell securities on a delayed delivery basis	$ (449,639)
Receivable for securities sold on a delayed delivery basis	446,331	(3,308)
Receivable for investments sold, regular delivery		14,296
Receivable for fund shares sold		21,084
Interest receivable		28,694
Other receivables		1,299
Total assets		12,012,279

Liabilities
Payable to custodian bank	$ 70
Payable for investments purchased Regular delivery	28,627
Delayed delivery	3,714,882
Payable for fund shares redeemed	6,010
Distributions payable	2,030
Unrealized depreciation on swap agreements	4,137
Accrued management fee	2,136
Other affiliated payables	897
Other payables and accrued expenses	1,299
Total liabilities		3,760,088

Net Assets		$ 8,252,191
Net Assets consist of:
Paid in capital		$ 7,799,697
Distributions in excess of net investment income		(22,383)
Accumulated undistributed net realized gain (loss) on investments		170,212
Net unrealized appreciation (depreciation) on investments		304,665
Net Assets, for 692,980 shares outstanding		$ 8,252,191
Net Asset Value, offering price and redemption price per share ($8,252,191 ÷ 692,980 shares)		$ 11.91

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2010

Investment Income
Interest		$ 248,449

Expenses
Management fee	$ 23,315
Transfer agent fees	7,369
Fund wide operations fee	2,449
Independent trustees' compensation	26
Miscellaneous	28
Total expenses		33,187
Net investment income		215,262
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	272,978
Futures contracts	(618)
Swap agreements	(2,409)
Total net realized gain (loss)		269,951
Change in net unrealized appreciation (depreciation) on: Investment securities	145,420
Futures contracts	(6)
Swap agreements	(3,393)
Delayed delivery commitments	3,809
Total change in net unrealized appreciation (depreciation)		145,830
Net gain (loss)		415,781
Net increase (decrease) in net assets resulting from operations		$ 631,043

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity GNMA Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 215,262	$ 215,485
Net realized gain (loss)	269,951	37,749
Change in net unrealized appreciation (depreciation)	145,830	177,641
Net increase (decrease) in net assets resulting from operations	631,043	430,875
Distributions to shareholders from net investment income	(217,763)	(222,729)
Distributions to shareholders from net realized gain	(74,582)	-
Total distributions	(292,345)	(222,729)
Share transactions Proceeds from sales of shares	3,765,037	4,570,675
Reinvestment of distributions	260,696	196,614
Cost of shares redeemed	(2,693,893)	(1,874,230)
Net increase (decrease) in net assets resulting from share transactions	1,331,840	2,893,059
Total increase (decrease) in net assets	1,670,538	3,101,205

Net Assets
Beginning of period	6,581,653	3,480,448
End of period (including distributions in excess of net investment income of $22,383 and distributions in excess of net investment income of $26,121, respectively)	$ 8,252,191	$ 6,581,653
Other Information Shares
Sold	325,929	408,345
Issued in reinvestment of distributions	22,566	17,617
Redeemed	(234,206)	(167,834)
Net increase (decrease)	114,289	258,128

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 10.86	$ 10.64	$ 10.62	$ 11.00
Income from Investment Operations
Net investment income B	.337	.497	.534	.537	.497
Net realized and unrealized gain (loss)	.660	.533	.230	.017	(.315)
Total from investment operations	.997	1.030	.764	.554	.182
Distributions from net investment income	(.342)	(.520)	(.544)	(.534)	(.542)
Distributions from net realized gain	(.115)	-	-	-	(.020)
Total distributions	(.457)	(.520)	(.544)	(.534)	(.562)
Net asset value, end of period	$ 11.91	$ 11.37	$ 10.86	$ 10.64	$ 10.62
Total Return A	8.97%	9.69%	7.27%	5.29%	1.70%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	2.92%	4.47%	4.90%	5.01%	4.61%
Supplemental Data
Net assets, end of period (in millions)	$ 8,252	$ 6,582	$ 3,480	$ 3,172	$ 3,365
Portfolio turnover rate	540%	464%	227%	165%	183%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity Intermediate Government Income Fund	6.02%	5.65%	5.72%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Intermediate Government Income Fund on July 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Intermediate Government Bond Index performed over the same period.

Annual Report

Fidelity Intermediate Government Income Fund

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated solid gains during the 12-month period ending July 31, 2010, as evidenced by the 8.91% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, beneficiaries of strong demand for higher-yielding investments. The Barclays Capital U.S. Credit Bond Index rose 12.60% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 12.14%. The Barclays Capital U.S. Treasury Bond Index advanced 6.95%, with most of the gain coming in the second half of the period. That's when investors began to favor the relative safety of U.S. government bonds, as the economic outlook became less certain and deflation fears resurfaced. Mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 7.52%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.53%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from William Irving, Lead Portfolio Manager of Fidelity® Intermediate Government Income Fund, and Franco Castagliuolo, who became Co-Portfolio Manager on December 1, 2009: For the year, the fund returned 6.02%, in line with the 6.01% advance of the Barclays Capital U.S. Intermediate Government Bond Index. Sector selection was the main driver of the fund's relative performance. Out-of-index holdings in government-agency-backed mortgage pass-through securities (MBS), collateralized mortgage obligations (CMOs) and Treasury Inflation-Protected Securities (TIPS) helped offset the negative impact of being significantly underweighted in plain-vanilla U.S. Treasury securities. MBS generally outpaced the index, stoked by investors' appetite for higher-yielding alternatives to Treasuries, the federal government's MBS repurchase program and relatively muted prepayment activity. CMO holdings - which are mortgages carved into different classes of bonds, each with its own expected maturity and cash flow pattern - outpaced the index largely due to their higher yields. Tactical positions in TIPS worked in the fund's favor in the first half of the period amid concerns about the potential for higher inflation. Security selection among MBS was another plus, particularly an emphasis on prepayment-resistant hybrid adjustable-rate mortgages (ARMs) and "seasoned" securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Intermediate Government Income Fund

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	6.5	7.0
1 - 1.99%	20.9	15.8
2 - 2.99%	16.8	20.1
3 - 3.99%	38.4	34.2
4 - 4.99%	8.6	10.4
5 - 5.99%	5.7	3.9
6% and over	2.9	2.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2010
6 months ago
Years	4.7	4.2

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of July 31, 2010
6 months ago
Years	3.6	3.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2010 *	As of January 31, 2010 **
Mortgage Securities 9.0%	Mortgage Securities 6.0%
CMOs and Other Mortgage Related Securities 7.4%	CMOs and Other Mortgage Related Securities 2.8%
U.S. Treasury Obligations 63.6%	U.S. Treasury Obligations 65.3%
U.S. Government Agency Obligations † 20.9%	U.S. Government Agency Obligations † 21.0%
Short-Term Investments and Net Other Assets†† (0.9)%	Short-Term Investments and Net Other Assets 4.9%

* Futures and Swaps	0.0%	** Futures and Swaps	1.0%
† Includes FDIC Guaranteed Corporate Securities. †† Short-Term Investments and Net Other Assets are not included in pie chart.

Annual Report

Fidelity Intermediate Government Income Fund

Investments July 31, 2010

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 84.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 10.2%
Fannie Mae:
1.125% 7/30/12	$ 37,060	$ 37,393
1.25% 8/20/13	6,900	6,944
Federal Home Loan Bank:
0.875% 8/22/12	2,100	2,107
1.5% 1/16/13	5,055	5,134
1.875% 6/21/13	12,060	12,372
3.625% 10/18/13	8,395	9,082
Freddie Mac:
1.625% 4/15/13	5,100	5,198
1.75% 6/15/12	41,361	42,212
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	4,000	4,126
Private Export Funding Corp. secured:
4.974% 8/15/13	3,435	3,826
5.66% 9/15/11 (a)	9,000	9,492
5.685% 5/15/12	3,915	4,267
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	544	589
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 6.06% 8/1/10	1,480	1,480
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		144,222
U.S. Treasury Inflation Protected Obligations - 7.4%
U.S. Treasury Inflation-Indexed Notes 3% 7/15/12	99,258	105,653
U.S. Treasury Obligations - 56.2%
U.S. Treasury Bonds 8.75% 5/15/17	14,750	20,844
U.S. Treasury Notes:
0.625% 6/30/12	8,638	8,653
0.625% 7/31/12	15,000	15,021
1% 12/31/11	3,011	3,036
1% 4/30/12	1,026	1,035
1% 7/15/13	1,514	1,522
1.375% 2/15/12	5,637	5,718
1.375% 10/15/12	2,075	2,109
1.375% 11/15/12	5,078	5,164
1.375% 2/15/13	9,255	9,410
1.5% 10/31/10	80	80
1.5% 12/31/13	4,659	4,741
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.75% 4/15/13	$ 38,535	$ 39,571
1.875% 4/30/14	1,550	1,593
1.875% 6/30/15	35,554	36,076
2.375% 8/31/14	9,290	9,705
2.375% 9/30/14	13,422	14,019
2.375% 10/31/14	16,136	16,836
2.375% 7/31/17	12,000	12,053
2.5% 3/31/15	42,900	44,901
2.5% 4/30/15	1,940	2,030
2.5% 6/30/17	1,800	1,825
2.625% 4/30/16	29,640	30,770
2.75% 10/31/13	55,000	58,248
2.75% 2/15/19	2,505	2,522
3% 9/30/16	32,641	34,378
3% 2/28/17	30,674	32,131
3.125% 8/31/13	19,105	20,430
3.125% 9/30/13	47,650	50,993
3.125% 10/31/16	33,540	35,521
3.125% 1/31/17	27,081	28,598
3.125% 5/15/19	26,941	27,756
3.375% 6/30/13	26,378	28,358
3.5% 2/15/18	20,117	21,715
3.5% 5/15/20	14,175	14,884
3.625% 8/15/19	17,290	18,429
3.625% 2/15/20	11,372	12,070
3.75% 11/15/18	15,261	16,617
3.875% 2/15/13	5,752	6,227
3.875% 5/15/18	2,578	2,848
4% 8/15/18	22,133	24,583
4.25% 11/15/17	6,260	7,091
4.5% 5/15/17	19,369	22,190
4.625% 2/15/17	14,625	16,829
4.75% 8/15/17	23,339	27,188
TOTAL U.S. TREASURY OBLIGATIONS		796,318
Other Government Related - 10.7%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (b)	1,493	1,530
3.125% 6/15/12 (FDIC Guaranteed) (b)	305	319
Citibank NA 1.875% 5/7/12 (FDIC Guaranteed) (b)	22,000	22,468
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (b)	$ 20,600	$ 21,079
1.875% 11/15/12 (FDIC Guaranteed) (b)	3,800	3,888
2% 3/30/12 (FDIC Guaranteed) (b)	10,000	10,212
2.125% 7/12/12 (FDIC Guaranteed) (b)	2,384	2,449
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (b)	15,000	15,143
2% 9/28/12 (FDIC Guaranteed) (b)	13,000	13,327
2.625% 12/28/12 (FDIC Guaranteed) (b)	4,364	4,549
3% 12/9/11 (FDIC Guaranteed) (b)	1,030	1,065
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (b)	15,000	15,320
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (b)	306	321
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (b)	2,260	2,326
3.125% 12/1/11 (FDIC Guaranteed) (b)	170	176
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (b)	36,180	37,469
TOTAL OTHER GOVERNMENT RELATED		151,641
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,160,728)		1,197,834
U.S. Government Agency - Mortgage Securities - 9.0%

Fannie Mae - 4.2%
1.942% 10/1/33 (e)	19	19
1.969% 4/1/36 (e)	464	477
1.975% 12/1/34 (e)	41	42
1.985% 4/1/36 (e)	95	98
1.989% 2/1/33 (e)	38	39
1.99% 3/1/35 (e)	36	37
2.02% 7/1/35 (e)	544	565
2.125% 7/1/35 (e)	19	20
2.136% 3/1/35 (e)	7	7
2.411% 7/1/35 (e)	234	241
2.47% 5/1/34 (e)	352	368
2.582% 3/1/35 (e)	25	26
2.693% 7/1/36 (e)	170	177
2.73% 11/1/33 (e)	118	123
2.785% 8/1/35 (e)	1,095	1,148
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.799% 10/1/33 (e)	$ 37	$ 39
2.805% 7/1/35 (e)	1,184	1,235
2.889% 2/1/35 (e)	2,069	2,160
2.962% 3/1/33 (e)	110	115
2.989% 10/1/35 (e)	57	59
2.99% 11/1/36 (e)	237	249
3.018% 1/1/35 (e)	187	195
3.042% 2/1/34 (e)	14	14
3.079% 7/1/35 (e)	50	53
3.093% 10/1/35 (e)	820	852
3.213% 7/1/35 (e)	192	200
3.213% 4/1/36 (e)	300	315
3.221% 7/1/35 (e)	748	783
3.26% 9/1/34 (e)	323	335
3.308% 8/1/35 (e)	555	587
3.358% 7/1/34 (e)	22	22
3.359% 1/1/40 (e)	14,032	14,598
3.391% 4/1/35 (e)	525	550
3.407% 10/1/37 (e)	331	346
3.488% 2/1/36 (e)	523	547
3.5% 8/1/25 (c)	21,000	21,600
3.564% 11/1/36 (e)	243	254
3.619% 2/1/37 (e)	432	451
3.633% 6/1/47 (e)	108	113
3.639% 9/1/35 (e)	292	305
3.697% 6/1/36 (e)	29	30
3.875% 9/1/36 (e)	139	146
4% 9/1/13	191	197
4.162% 10/1/35 (e)	270	280
4.783% 7/1/35 (e)	229	239
5% 2/1/16 to 4/1/22	275	293
5.032% 2/1/34 (e)	342	358
5.495% 2/1/36 (e)	72	74
5.587% 4/1/36 (e)	481	503
5.738% 5/1/36 (e)	100	105
5.883% 4/1/36 (e)	1,270	1,315
6% 6/1/16 to 3/1/34	2,095	2,302
6% 8/1/40 (c)(d)	2,000	2,173
6.074% 3/1/37 (e)	91	97
6.5% 6/1/16 to 7/1/32	1,111	1,217
7% 3/1/12 to 9/1/14	90	94
9% 2/1/13	12	12
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
10.25% 10/1/18	$ 3	$ 3
11% 9/1/14 to 1/1/16	14	16
11.25% 5/1/14 to 1/1/16	25	29
11.5% 1/1/13 to 6/15/19	49	54
12.25% 8/1/13	2	2
12.5% 9/1/12 to 7/1/16	78	90
12.75% 10/1/11 to 4/1/12	8	8
13% 7/1/13 to 10/1/14	30	34
13.25% 9/1/11	12	12
13.5% 11/1/14 to 12/1/14	9	10
15% 4/1/12	1	1
		59,058
Freddie Mac - 0.8%
1.791% 3/1/37 (e)	481	493
1.866% 5/1/37 (e)	83	85
1.903% 3/1/35 (e)	139	143
2.394% 5/1/37 (e)	498	520
2.396% 7/1/35 (e)	1,023	1,056
2.409% 5/1/37 (e)	759	794
2.415% 6/1/33 (e)	236	244
2.605% 4/1/34 (e)	852	890
2.613% 12/1/33 (e)	497	519
2.625% 5/1/35 (e)	441	461
2.698% 6/1/35 (e)	80	84
2.738% 10/1/35 (e)	311	323
2.865% 11/1/35 (e)	265	277
3.086% 4/1/37 (e)	80	84
3.165% 1/1/35 (e)	602	630
3.392% 3/1/37 (e)	92	96
3.396% 7/1/35 (e)	264	276
3.499% 10/1/36 (e)	311	323
3.538% 3/1/33 (e)	7	7
3.682% 5/1/37 (e)	69	73
3.95% 12/1/36 (e)	1,122	1,172
4.431% 2/1/36 (e)	58	61
4.695% 7/1/35 (e)	199	210
5.253% 2/1/36 (e)	24	25
5.403% 1/1/36 (e)	265	275
5.462% 6/1/37 (e)	201	211
5.515% 1/1/36 (e)	233	244
5.551% 3/1/36 (e)	799	831
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.554% 10/1/35 (e)	$ 39	$ 41
6.009% 6/1/37 (e)	27	28
6.122% 7/1/36 (e)	107	113
6.23% 8/1/37 (e)	168	178
6.458% 2/1/37 (e)	60	63
6.5% 12/1/21	475	516
7.22% 4/1/37 (e)	4	4
9% 7/1/16	19	21
9.5% 7/1/16 to 8/1/21	141	159
10% 4/1/15 to 3/1/21	264	302
10.5% 1/1/21	3	3
11% 9/1/20	11	13
11.25% 6/1/14	32	36
11.5% 10/1/15 to 1/1/16	22	25
12% 2/1/13 to 11/1/19	25	27
12.25% 11/1/13 to 8/1/15	22	24
12.5% 2/1/11 to 6/1/19	203	229
13% 11/1/12 to 5/1/17	31	34
13.5% 8/1/11	3	3
14% 11/1/12 to 4/1/16	3	3
		12,229
Ginnie Mae - 4.0%
5.5% 1/20/60 to 3/20/60 (f)	50,202	55,944
8% 12/15/23	248	284
8.5% 6/15/16 to 2/15/17	3	4
10.5% 9/15/15 to 10/15/21	395	470
11% 5/20/16 to 1/20/21	31	37
13% 1/15/11 to 10/15/13	11	12
13.25% 8/15/14	6	7
13.5% 12/15/14	1	2
14% 6/15/11	2	2
		56,762
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $124,453)		128,049
Collateralized Mortgage Obligations - 7.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 7.4%
Fannie Mae:
floater:
Series 1994-42 Class FK, 2.67% 4/25/24 (e)	$ 2,078	$ 2,059
Series 2006-56 Class PF, 0.6788% 7/25/36 (e)	4,462	4,441
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	48	55
Series 2003-28 Class KG, 5.5% 4/25/23	725	805
Series 2006-127 Class FD, 0.6088% 7/25/36 (e)	4,043	4,020
Series 2006-44 Class FK, 0.7588% 6/25/36 (e)	1,534	1,532
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.3088% 8/25/31 (e)	385	392
Series 2002-60 Class FV, 1.3288% 4/25/32 (e)	131	134
Series 2002-74 Class FV, 0.7788% 11/25/32 (e)	2,194	2,196
Series 2002-75 Class FA, 1.3288% 11/25/32 (e)	269	274
Series 2005-56 Class F, 0.6188% 7/25/35 (e)	5,914	5,861
Series 2006-50 Class BF, 0.7288% 6/25/36 (e)	4,658	4,647
Series 2006-79 Class PF, 0.7288% 8/25/36 (e)	3,060	3,045
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	687	744
Series 2002-9 Class PC, 6% 3/25/17	50	54
Series 2004-80 Class LD, 4% 1/25/19	980	1,034
Series 2004-81 Class KD, 4.5% 7/25/18	1,315	1,406
Series 2005-52 Class PB, 6.5% 12/25/34	669	730
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	197	214
Series 2002-57 Class BD, 5.5% 9/25/17	175	192
Series 2004-72 Class CB, 4% 9/25/19	5,000	5,390
Series 2003-79 Class FC, 0.7788% 8/25/33 (e)	3,205	3,206
Series 2008-76 Class EF, 0.8288% 9/25/23 (e)	1,798	1,797
Freddie Mac floater Series 237 Class F16, 0.8409% 5/15/36 (e)	3,196	3,193
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 0.7409% 11/15/32 (e)	468	467
Series 2630 Class FL, 0.8409% 6/15/18 (e)	58	59
Series 2925 Class CQ, 0% 1/15/35 (e)	46	44
Series 3247 Class F, 0.6909% 8/15/36 (e)	4,438	4,401
Series 3255 Class FC, 0.6409% 12/15/36 (e)	4,981	4,937
Series 3279 Class FB, 0.6609% 2/15/37 (e)	1,414	1,409
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
floater:
Series 3346 Class FA, 0.5709% 2/15/19 (e)	$ 9,001	$ 8,997
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	204	220
Series 2376 Class JE, 5.5% 11/15/16	187	204
Series 2381 Class OG, 5.5% 11/15/16	135	147
Series 2425 Class JH, 6% 3/15/17	243	266
Series 2628 Class OE, 4.5% 6/15/18	705	770
Series 2640 Class GE, 4.5% 7/15/18	3,690	4,018
Series 2695 Class DG, 4% 10/15/18	1,635	1,754
Series 2802 Class OB, 6% 5/15/34	1,355	1,551
Series 2810 Class PD, 6% 6/15/33	1,080	1,147
Series 2831 Class PB, 5% 7/15/19	1,975	2,186
Series 2866 Class XE, 4% 12/15/18	2,895	3,056
Series 3122 Class FE, 0.6409% 3/15/36 (e)	4,019	4,003
Series 3147 Class PF, 0.6409% 4/15/36 (e)	3,382	3,364
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,493	1,630
Series 2570 Class CU, 4.5% 7/15/17	76	79
Series 2572 Class HK, 4% 2/15/17	86	88
Series 2668 Class AZ, 4% 9/15/18	1,984	2,146
Series 2729 Class GB, 5% 1/15/19	974	1,044
Series 2860 Class CP, 4% 10/15/17	55	56
Series 2998 Class LY, 5.5% 7/15/25	295	331
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,265
Series 3013 Class VJ, 5% 1/15/14	1,149	1,218
Series 2715 Class NG, 4.5% 12/15/18	890	978
Series 2769 Class BU, 5% 3/15/34	142	143
Ginnie Mae guaranteed REMIC pass-thru securities:
floater 0.6381% 1/20/31 (e)	2,131	2,132
0.6416% 8/1/60 (c)(e)(f)	3,481	3,496
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $102,324)		105,027
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) # (Cost $761)	$ 761	$ 761
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,388,266)		1,431,671
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(14,201)
NET ASSETS - 100%		$ 1,417,470
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,492,000 or 0.7% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $151,641,000 or 10.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$761,000 due 8/02/10 at 0.21%
Banc of America Securities LLC	$ 52
Bank of America NA	26
Deutsche Bank Securities, Inc.	194
Goldman, Sachs & Co.	52
ING Financial Markets LLC	136
J.P. Morgan Securities, Inc.	8
Merrill Lynch Government Securities, Inc.	47
Mizuho Securities USA, Inc.	207
Morgan Stanley & Co., Inc.	26
RBC Capital Markets Corp.	13
$ 761

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 696
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	58
Cost of Purchases	-
Proceeds of Sales	(754)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $761) - See accompanying schedule: Unaffiliated issuers (cost $1,388,266)		$ 1,431,671
Commitment to sell securities on a delayed delivery basis	$ (2,173)
Receivable for securities sold on a delayed delivery basis	2,174	1
Receivable for investments sold, regular delivery		37,033
Receivable for fund shares sold		1,136
Interest receivable		9,151
Total assets		1,478,992

Liabilities
Payable for investments purchased Regular delivery	$ 32,778
Delayed delivery	27,012
Payable for fund shares redeemed	1,019
Distributions payable	184
Accrued management fee	372
Other affiliated payables	157
Total liabilities		61,522

Net Assets		$ 1,417,470
Net Assets consist of:
Paid in capital		$ 1,355,479
Undistributed net investment income		676
Accumulated undistributed net realized gain (loss) on investments		17,909
Net unrealized appreciation (depreciation) on investments		43,406
Net Assets, for 127,663 shares outstanding		$ 1,417,470
Net Asset Value, offering price and redemption price per share ($1,417,470 ÷ 127,663 shares)		$ 11.10

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2010

Investment Income
Interest		$ 35,754

Expenses
Management fee	$ 4,656
Transfer agent fees	1,472
Fund wide operations fee	489
Independent trustees' compensation	5
Miscellaneous	6
Total expenses		6,628
Net investment income		29,126
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,665
Swap agreements	683
Total net realized gain (loss)		26,348
Change in net unrealized appreciation (depreciation) on: Investment securities	30,294
Swap agreements	(401)
Delayed delivery commitments	74
Total change in net unrealized appreciation (depreciation)		29,967
Net gain (loss)		56,315
Net increase (decrease) in net assets resulting from operations		$ 85,441

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 29,126	$ 37,729
Net realized gain (loss)	26,348	39,073
Change in net unrealized appreciation (depreciation)	29,967	12,798
Net increase (decrease) in net assets resulting from operations	85,441	89,600
Distributions to shareholders from net investment income	(28,870)	(37,002)
Distributions to shareholders from net realized gain	(17,774)	-
Total distributions	(46,644)	(37,002)
Share transactions Proceeds from sales of shares	356,483	1,251,369
Reinvestment of distributions	43,213	33,859
Cost of shares redeemed	(583,721)	(749,256)
Net increase (decrease) in net assets resulting from share transactions	(184,025)	535,972
Total increase (decrease) in net assets	(145,228)	588,570

Net Assets
Beginning of period	1,562,698	974,128
End of period (including undistributed net investment income of $676 and undistributed net investment income of $697, respectively)	$ 1,417,470	$ 1,562,698
Other Information Shares
Sold	32,895	117,192
Issued in reinvestment of distributions	3,989	3,156
Redeemed	(53,973)	(69,652)
Net increase (decrease)	(17,089)	50,696

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 10.36	$ 9.97	$ 9.92	$ 10.11
Income from Investment Operations
Net investment income B	.214	.278	.398	.435	.414
Net realized and unrealized gain (loss)	.423	.439	.413	.067	(.219)
Total from investment operations	.637	.717	.811	.502	.195
Distributions from net investment income	(.212)	(.277)	(.421)	(.452)	(.385)
Distributions from net realized gain	(.125)	-	-	-	-
Total distributions	(.337)	(.277)	(.421)	(.452)	(.385)
Net asset value, end of period	$ 11.10	$ 10.80	$ 10.36	$ 9.97	$ 9.92
Total Return A	6.02%	6.98%	8.24%	5.14%	1.97%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	1.98%	2.59%	3.86%	4.36%	4.14%
Supplemental Data
Net assets, end of period (in millions)	$ 1,417	$ 1,563	$ 974	$ 700	$ 759
Portfolio turnover rate	227%	305%	318%	121%	97%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity GNMA Fund (formerly Fidelity Ginnie Mae Fund) and Fidelity Intermediate Government Income Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2010, for each Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates) and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity GNMA Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
GNMA Fund	$ 11,654,311	$ 311,074	$ (15,171)	$ 295,903
Intermediate Government Income Fund	1,388,538	43,444	(311)	43,133

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2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
GNMA Fund	$ 147,272	$ 16,603	$ 288,191
Intermediate Government Income Fund	9,894	8,990	43,109

The tax character of distributions paid was as follows:

July 31, 2010	Ordinary Income	Long-term Capital Gains	Total
GNMA Fund	$ 272,889	$ 19,456	$ 292,345
Intermediate Government Income Fund	32,397	14,247	46,644

July 31, 2009	Ordinary Income	Long-term Capital Gains	Total
GNMA Fund	$ 222,729	$ -	$ 222,729
Intermediate Government Income Fund	37,002	-	37,002

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds use derivative instruments (derivatives), including swap agreements and future contracts, in order to meet their investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives may increase or decrease its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Funds the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Funds offset certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the swap counterparty and the Funds' custodian bank and, if required, is identified in the Schedule of Investments. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Funds. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The tables below, which reflect the impacts of derivatives on the financial performance of the applicable Funds, summarize the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
GNMA Fund
Interest Rate Risk
Futures Contracts	$ (618)	$ (6)
Swap Agreements	(2,409)	(3,393)
Totals (a)(b)(c)	$ (3,027)	$ (3,399)

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Intermediate Government Income Fund
Interest Rate Risk
Swap Agreements	$ 683	$ (401)
Totals (a)(b)(c)	$ 683	$ (401)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Derivatives realized gain (loss) is included in the Statement of Operations.

(c) Derivatives change in unrealized gain (loss) is included in the Statement of Operations.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds use futures contracts to manage their exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

Annual Report

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Funds entered into interest rate swaps to manage their exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
GNMA Fund	.20%	.12%	.32%
Intermediate Government Income Fund	.20%	.12%	.32%

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, the compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rates expressed as a percentage of average net assets:

GNMA Fund	.03%
Intermediate Government Income Fund	.03%

6. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

GNMA Fund	$ 29
Intermediate Government Income Fund	6

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on

Annual Report

7. Security Lending - continued

its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to:

Intermediate Government Income Fund	$ 24

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity GNMA Fund (formerly Fidelity Ginnie Mae Fund) and Fidelity Intermediate Government Income Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity GNMA Fund (formerly Fidelity Ginnie Mae Fund) and Fidelity Intermediate Government Income Fund (funds of Fidelity Income Fund) at July 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
September 16, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

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Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007- present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
GNMA	09/09/10	09/08/10	$-	$0.245
Intermediate Government Income	09/09/10	09/08/10	$-	$0.145

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31,2010 or, if subsequently determined to be different, the net capital gain of such year.

GNMA	$ 36,059,243
Intermediate Government Income	$ 11,341,365

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

GNMA	0.23%
Intermediate Government Income	70.22%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2009 to July 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
GNMA	$ 121,971,540
Intermediate Government Income	$ 15,511,716

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GMIG-ANN-0910
1.844593.104

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 3, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 3, 2010